Label	Element	Value
Schooner Hedged Alternative Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Schooner Hedged Alternative Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Schooner Hedged Alternative Income Fund (the “Hedged Alternative Income Fund” or the “Fund”) is long-term capital appreciation through the generation of income using strategies that have minimal correlation with traditional fixed income markets.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Hedged Alternative Income Fund.  You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – Class A Shares” on page 22 of the Prospectus, and under “Additional Purchase and Redemption Information – Sales Charge on Class A Shares” on page 41 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 25, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Hedged Alternative Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These transaction costs and potentially higher taxes, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund did not hold any long term investments; therefore, a portfolio turnover rate is not applicable as to the average value of the Fund’s portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Hedged Alternative Income Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Hedged Alternative Income Fund seeks to achieve its investment objective by selling (writing) listed put options on domestic equity securities without regard to market capitalization, including common stocks, preferred stocks and exchange traded funds (“ETFs”) that invest in equity securities or that seek to track U.S. equity indices.  The Advisor seeks to achieve “hedged alternative income” by employing investment strategies that have minimal correlation with traditional fixed income markets, while seeking to mitigate equity market risk and provide regular distributions to investors.  Additionally, the Fund may hedge or supplement its portfolio with long positions in index or index related ETF put options.  The Fund will segregate cash or other liquid assets in an amount equal to the Fund’s obligations under each option sold by the Fund so that each option sold will be “covered.”

The Fund’s primary strategy involves the writing of a portfolio of exchange-listed put options on publicly traded, exchange-listed equities.  The Advisor uses a quantitative model to screen the universe of publicly traded stocks.  From the selection set, the Advisor chooses which put options to sell based on various criteria, including implied volatility, market cap, liquidity, sensitivity to the underlying equity, and sector concentration.  Each listed put option included is an “American-style” option (i.e., an option which can be exercised at the strike price at any time prior to its expiration).  When the Fund writes a put option, it expects to profit if the underlying security prices remain the same or rise.  The Fund receives a premium and gives the purchaser the right to sell the underlying security at any time during the put period at a fixed exercise price regardless of market price changes during the put period.  If the put is exercised, the Fund must purchase the underlying security at the exercise price.

The Fund seeks to generate distributable cash flow by passing through the net option premium received from its sales of put options.  For each put option written, several alternatives exist for its disposition.  The put position can be held until its expiration date, at which time it will either expire worthless, in which case the Fund will retain all of the income generated by the sale of the put, or the put option may be exercised against the Fund by the long holder of the put, in which case the Fund will be obligated to buy a requisite number of shares of the underlying stock at the strike price.  In cases where the Fund receives shares of equity as the result of an exercise, the Fund will sell such shares in the open market on the next possible trading day.  The other option for disposition of the written put is for the Fund to sell short shares of the underlying stock to close the short put position.  The Fund may do this because the risk/reward profile of the option has become less appealing in the Advisor’s determination, and may or may not replace the closed option position with a newly written put option.

Each put option sold by the Fund will be covered through investments in cash equivalents at least equal to the Fund’s maximum liability under the option (i.e., the strike price).

The Fund may buy protective puts or put spreads on indices or index-related ETFs if it believes that the risk/reward profile created by doing so is attractive.  This means that if the Fund considers such protective puts or put spreads to be attractively priced in terms of implied volatility (one of the primary drivers of option pricing) on either an absolute basis or relative to puts on individual equities, the Fund may choose to protect the portfolio of written put options by buying a quantity of such puts or put spreads.  These puts or put spreads typically increase in value as the indices underlying them decrease, thereby providing protection, if the puts or put spreads perform as intended, to the portfolio based on a degree of correlation between the equities underlying the portfolio’s holdings and the aforementioned indices.  The Advisor may engage in active trading of the Fund’s portfolio investments to achieve the Fund’s investment objective.  This may include changing strikes, expirations, and underlying equities on which puts are written, when necessary.

The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Before investing in the Hedged Alternative Income Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

•
Management Risk.  Strategies employed by the Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	General Market Risk. The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.

•	New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size.

•
Options Risk.  Options may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed.  In addition, the value of an index based option may not correlate perfectly to the underlying securities index on which the option is based, or to overall securities markets.  The Fund’s investments in options could include the loss of the entire premium and the value of the underlying asset.

•
Derivatives Risk.  The Fund’s investment in derivative instruments (“Derivatives”), including options, may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed.  The Fund’s investments in Derivatives could create exposure greater than the value of securities in the Fund’s portfolio.  As a result, investment performance of the Fund may depend on the performance of securities the Fund does not own.  In addition, the value of a Derivative may not correlate perfectly to the underlying financial asset, index or other investment or overall securities markets.

•	Leverage Risk. Derivatives investments may create economic leverage and can result in losses to the Fund that exceed the original amount invested.

•
Implied Volatility Risk.  When the Fund sells a listed put option, it gains the amount of the premium it receives, but also incurs a corresponding liability representing the value of the option it has sold (until the option is exercised and finishes “in the money,” meaning it is worth money and can be sold, the option expires worthless, or the expiration of the option is “rolled,” or extended forward).  The value of the options in which the Fund invests is partly based on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying stocks do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.  The Fund is therefore exposed to implied volatility risk before the options expire or are exercised.  This is the risk that the value of the implied volatility of the options sold by the Fund will increase due to general market and economic conditions, perceptions regarding the industries in which the issuers of such stock participate, or factors relating to specific companies.

•
Tax Risk.  Option premium income received by the Fund will be recognized upon the exercise, lapse, sale or other disposition of the option and generally will be treated for federal income tax purposes as either short-term or long-term capital gain or loss.  The Fund’s transactions in options are subject to special tax rules, which may result in adverse tax consequences for the Fund, and which may result in adverse tax consequences for the Fund’s shareholders.  An investor in the Fund should consult his or her tax adviser to determine the suitability of the Fund as an investment and the tax treatment of Fund distributions.  Transactions involving the disposition of the Fund’s underlying securities will give rise to either short-term or long-term capital gains or losses.

•
Equity Risk.  The Fund is subject to equity risk to the extent the Fund sells options on equity securities or ETFs that invest in equity securities.  Equity investments are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of equity issuers change.

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Small-Cap, Mid-Cap and Micro-Cap Company Risk.  Small-, mid- and micro-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies and, therefore, their securities tend to be more volatile than the securities of larger, more established companies, making them less liquid than other securities.

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Large-Cap Company Risk.  Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful smaller companies, especially during extended periods of economic expansion.

•
Exchange-Traded Funds Risk.  The value of put options on ETFs sold by the Fund is based on the value of the ETFs underlying the options.  The price of an ETF can fluctuate within a wide range, and the value of an option on an ETF may decrease if the prices of the securities owned by the ETF go down.  An index ETF may not replicate the performance of a benchmark index it seeks to track.  In addition, an ETF is subject to the risk that the market price of the ETF’s shares may trade at a discount to its NAV or an active trading market for its shares may not develop or be maintained. Trading of an ETF’s shares may be halted, during which time an option may be exercised, exposing the Fund to the risks of directly investing in an ETF’s shares.  Additionally, ETFs have management and other fees, which the Fund would have to pay if the option was exercised, increasing their cost.

•
Non-Diversified Fund Risk.  A decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	A decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
When the Hedged Alternative Income Fund has been in operation for a full calendar year, performance information will be shown in this Prospectus.  Updated performance information will be available on the Fund’s website at www.schoonermutualfunds.com or by calling the Fund toll-free at 1-866-724-5997.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Hedged Alternative Income Fund has been in operation for a full calendar year, performance information will be shown in this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-724-5997
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.schoonermutualfunds.com
Schooner Hedged Alternative Income Fund | Schooner Hedged Alternative Income Fund - Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 12 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.91%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.17%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.74%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of up to 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	521
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	879
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,261
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,565
Schooner Hedged Alternative Income Fund | Schooner Hedged Alternative Income Fund - Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 12 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.66%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.17%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.49%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	471
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	813
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,029

[1]	A contingent deferred sales charge ("CDSC") of up to 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	Pursuant to an operating expense limitation agreement between Schooner Investment Group, LLC (the "Advisor") and the Fund, the Advisor has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage (i.e. any expenses incurred in connection with borrowings made by the Fund) and tax expenses, dividends and interest expenses on short positions, brokerage commissions, and extraordinary expenses) do not exceed 1.49% and 1.74% of the Fund's average annual net assets for Institutional Class and Class A shares, respectively, through at least November 25, 2024. The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Advisor is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitation on the Fund's expenses in effect at the time of the waiver.